Earnings/ (Loss) per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings/ (Loss) per share [Abstract]
Net Income/(Loss)	$ 63,323	$ (132,336)	$ 95,298
Less: Allocation of undistributed earnings to non-vested stock	(102)	0	0
Income/ (loss) (numerator)	$ 63,221	$ (132,336)	$ 95,298
Weighted-average number of outstanding shares (denominator)	131,727,504	131,696,935	131,696,928
Basic and diluted EPS Income/ (loss) attributable to common stockholders	$ 0.48	$ (1.00)	$ 0.72